Consolidated Statements of Comprehensive (Loss) Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Net (loss) income	$ (529,072)	$ 86,664	$ 405,460
Other comprehensive income (loss) before reclassifications
Unrealized gain (loss) on marketable securities	438	47	(463)
Unrealized loss on qualifying cash flow hedging instruments	(1,895)	(2,183)	(2,564)
Pension adjustments, net of taxes	1,463	7,594	14,178
Foreign exchange gain (loss) on currency translation	1,279	179	(217)
Amounts reclassified from accumulated other comprehensive loss
Sale of marketable securities	(22)	0	0
Settlement of defined benefit pension plan	0	(3,905)	(140)
Other comprehensive income	5,347	5,218	13,407
Comprehensive (loss) income	(523,725)	91,882	418,867
Less: Comprehensive loss (income) attributable to non-controlling interests	364,422	(211,823)	(323,309)
Comprehensive (loss) income attributable to shareholders of Teekay Corporation	(159,303)	(119,941)	95,558
Interest expense
Amounts reclassified from accumulated other comprehensive loss
Realized loss on qualifying cash flow hedging instruments	1,614	0	0
Equity Income
Amounts reclassified from accumulated other comprehensive loss
Realized loss on qualifying cash flow hedging instruments	$ 2,470	$ 3,486	$ 2,613